UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-1796

Fidelity Destiny Portfolios

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2019

Item 1.

Reports to Stockholders

Fidelity Advisor® Diversified Stock Fund Semi-Annual Report March 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2019

% of fund's net assets
Microsoft Corp.	5.2
Alphabet, Inc. Class C	4.0
Amazon.com, Inc.	3.3
Bank of America Corp.	2.5
Salesforce.com, Inc.	2.3
Visa, Inc. Class A	2.2
UnitedHealth Group, Inc.	2.0
American Tower Corp.	1.9
Vertex Pharmaceuticals, Inc.	1.7
Becton, Dickinson & Co.	1.5
26.6

Top Five Market Sectors as of March 31, 2019

% of fund's net assets
Information Technology	24.1
Health Care	17.7
Consumer Discretionary	11.9
Industrials	10.5
Financials	10.0

Asset Allocation (% of fund's net assets)

As of March 31, 2019*
Stocks	99.3%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 8.7%

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMUNICATION SERVICES - 9.5%
Diversified Telecommunication Services - 1.4%
Verizon Communications, Inc.	502,600	$29,718,738
Entertainment - 2.3%
Electronic Arts, Inc. (a)	77,700	7,896,651
Netflix, Inc. (a)	52,700	18,790,712
The Walt Disney Co.	105,800	11,746,974
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	2,559,570	7,909,071
		46,343,408
Interactive Media & Services - 5.4%
Alphabet, Inc. Class C (a)	69,900	82,014,369
Facebook, Inc. Class A (a)	168,700	28,120,603
		110,134,972
Media - 0.2%
Comcast Corp. Class A	102,000	4,077,960
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	69,700	4,816,270

TOTAL COMMUNICATION SERVICES		195,091,348

CONSUMER DISCRETIONARY - 11.8%
Diversified Consumer Services - 0.3%
Arco Platform Ltd. Class A	35,200	1,136,608
Grand Canyon Education, Inc. (a)	56,600	6,481,266
		7,617,874
Hotels, Restaurants & Leisure - 1.7%
Churchill Downs, Inc.	21,600	1,949,616
McDonald's Corp.	139,900	26,567,010
Sea Ltd. ADR (a)	129,349	3,042,288
U.S. Foods Holding Corp. (a)	48,100	1,679,171
YETI Holdings, Inc. (e)	48,100	1,455,025
		34,693,110
Household Durables - 0.3%
D.R. Horton, Inc.	160,700	6,649,766
Internet & Direct Marketing Retail - 4.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	49,300	8,994,785
Amazon.com, Inc. (a)	38,500	68,558,875
Etsy, Inc. (a)	97,600	6,560,672
GrubHub, Inc. (a)(e)	73,500	5,106,045
MercadoLibre, Inc. (a)	10,000	5,077,300
The Booking Holdings, Inc. (a)	2,200	3,838,802
		98,136,479
Leisure Products - 0.1%
New Academy Holding Co. LLC unit (a)(c)(d)(f)	60,000	2,193,000
Multiline Retail - 1.2%
Dollar General Corp.	39,500	4,712,350
Dollar Tree, Inc. (a)	184,300	19,358,872
		24,071,222
Specialty Retail - 1.8%
Five Below, Inc. (a)	23,200	2,882,600
Lowe's Companies, Inc.	153,500	16,803,645
TJX Companies, Inc.	201,900	10,743,099
Ulta Beauty, Inc. (a)	17,700	6,172,521
		36,601,865
Textiles, Apparel & Luxury Goods - 1.6%
Capri Holdings Ltd. (a)	51,000	2,333,250
LVMH Moet Hennessy - Louis Vuitton SA	27,060	9,967,111
NIKE, Inc. Class B	171,700	14,458,857
PVH Corp.	24,800	3,024,360
Tory Burch LLC (a)(b)(c)(d)	28,846	1,606,418
Under Armour, Inc. Class A (sub. vtg.) (a)(e)	77,900	1,646,806
		33,036,802

TOTAL CONSUMER DISCRETIONARY		243,000,118

CONSUMER STAPLES - 5.8%
Beverages - 1.0%
Keurig Dr. Pepper, Inc.	201,400	5,633,158
Monster Beverage Corp. (a)	137,900	7,526,582
PepsiCo, Inc.	21,700	2,659,335
The Coca-Cola Co.	88,300	4,137,738
		19,956,813
Food & Staples Retailing - 1.6%
BJ's Wholesale Club Holdings, Inc.	562,300	15,407,020
Walmart, Inc.	175,100	17,077,503
		32,484,523
Food Products - 0.5%
Mondelez International, Inc.	191,100	9,539,712
Household Products - 1.8%
Clorox Co.	23,100	3,706,626
Kimberly-Clark Corp.	13,500	1,672,650
Procter & Gamble Co.	299,300	31,142,165
		36,521,441
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	32,800	5,430,040
Tobacco - 0.7%
Altria Group, Inc.	257,000	14,759,510

TOTAL CONSUMER STAPLES		118,692,039

ENERGY - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
Anadarko Petroleum Corp.	113,400	5,157,432
BP PLC	2,133,400	15,491,636
Chevron Corp.	50,300	6,195,954
Devon Energy Corp.	102,900	3,247,524
Hess Corp.	85,700	5,161,711
Marathon Petroleum Corp.	76,800	4,596,480
Pioneer Natural Resources Co.	23,100	3,517,668
Reliance Industries Ltd.	710,956	14,008,973
Suncor Energy, Inc.	122,400	3,966,883
		61,344,261
FINANCIALS - 10.0%
Banks - 5.9%
Bank of America Corp.	1,895,300	52,291,327
Citigroup, Inc.	274,000	17,048,280
Huntington Bancshares, Inc.	413,700	5,245,716
JPMorgan Chase & Co.	237,900	24,082,617
M&T Bank Corp.	90,100	14,147,502
SunTrust Banks, Inc.	149,900	8,881,575
		121,697,017
Capital Markets - 2.2%
Charles Schwab Corp.	151,000	6,456,760
CME Group, Inc.	42,900	7,060,482
E*TRADE Financial Corp.	52,900	2,456,147
Goldman Sachs Group, Inc.	24,100	4,626,959
HDFC Asset Management Co. Ltd. (g)	978	21,683
MSCI, Inc.	69,400	13,799,496
S&P Global, Inc.	50,200	10,569,610
		44,991,137
Consumer Finance - 0.4%
American Express Co.	71,900	7,858,670
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	110,800	22,258,612
KKR Renaissance Co-Invest LP unit (a)(c)	24,163	8,139,968
		30,398,580

TOTAL FINANCIALS		204,945,404

HEALTH CARE - 17.7%
Biotechnology - 4.0%
Alexion Pharmaceuticals, Inc. (a)	199,400	26,954,892
Biogen, Inc. (a)	5,500	1,300,090
Celgene Corp. (a)	19,300	1,820,762
Neurocrine Biosciences, Inc. (a)	49,400	4,352,140
Regeneron Pharmaceuticals, Inc. (a)	15,800	6,487,796
Sarepta Therapeutics, Inc. (a)	53,000	6,317,070
Vertex Pharmaceuticals, Inc. (a)	187,900	34,564,205
		81,796,955
Health Care Equipment & Supplies - 6.2%
Becton, Dickinson & Co.	125,500	31,341,115
Boston Scientific Corp. (a)	656,304	25,188,948
Danaher Corp.	167,100	22,060,542
Edwards Lifesciences Corp. (a)	48,100	9,202,973
Hologic, Inc. (a)	111,150	5,379,660
Intuitive Surgical, Inc. (a)	25,800	14,720,964
Masimo Corp. (a)	16,400	2,267,792
Stryker Corp.	54,800	10,824,096
Teleflex, Inc.	13,300	4,018,728
Wright Medical Group NV (a)	70,928	2,230,686
		127,235,504
Health Care Providers & Services - 3.3%
Cigna Corp.	43,700	7,027,834
HCA Holdings, Inc.	51,400	6,701,532
Humana, Inc.	45,900	12,209,400
UnitedHealth Group, Inc.	165,400	40,896,804
		66,835,570
Health Care Technology - 0.1%
Teladoc Health, Inc. (a)(e)	55,900	3,108,040
Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc.	71,900	19,680,468
Pharmaceuticals - 3.1%
Allergan PLC	68,600	10,043,726
AstraZeneca PLC sponsored ADR	478,000	19,325,540
Bristol-Myers Squibb Co.	155,100	7,399,821
Eli Lilly & Co.	107,700	13,975,152
Zoetis, Inc. Class A	135,600	13,650,852
		64,395,091

TOTAL HEALTH CARE		363,051,628

INDUSTRIALS - 10.5%
Aerospace & Defense - 2.0%
Northrop Grumman Corp.	35,300	9,516,880
The Boeing Co.	48,900	18,651,438
TransDigm Group, Inc. (a)	15,700	7,127,643
United Technologies Corp.	49,000	6,315,610
		41,611,571
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	24,000	2,087,760
United Parcel Service, Inc. Class B	23,500	2,625,890
		4,713,650
Airlines - 0.2%
Southwest Airlines Co.	60,600	3,145,746
Commercial Services & Supplies - 0.3%
Copart, Inc. (a)	19,300	1,169,387
Tomra Systems ASA	182,800	5,446,942
		6,616,329
Construction & Engineering - 0.8%
Jacobs Engineering Group, Inc.	202,600	15,233,494
Electrical Equipment - 0.8%
AMETEK, Inc.	73,200	6,073,404
Emerson Electric Co.	64,500	4,416,315
Fortive Corp.	75,500	6,333,695
		16,823,414
Industrial Conglomerates - 0.4%
General Electric Co.	789,600	7,888,104
Machinery - 1.5%
Deere & Co.	133,700	21,370,608
Flowserve Corp.	138,600	6,256,404
Wabtec Corp.	4,982	367,273
Xylem, Inc.	31,900	2,521,376
		30,515,661
Professional Services - 0.4%
IHS Markit Ltd. (a)	144,800	7,874,224
Road & Rail - 3.9%
CSX Corp.	134,200	10,040,844
J.B. Hunt Transport Services, Inc.	23,200	2,349,928
Lyft, Inc.	223,630	15,757,193
Norfolk Southern Corp.	162,300	30,332,247
Union Pacific Corp.	128,200	21,435,040
		79,915,252

TOTAL INDUSTRIALS		214,337,445

INFORMATION TECHNOLOGY - 24.1%
Communications Equipment - 0.3%
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (e)	552,400	5,071,032
Electronic Equipment & Components - 0.1%
Zebra Technologies Corp. Class A (a)	10,100	2,116,253
IT Services - 5.7%
Accenture PLC Class A	61,100	10,754,822
Adyen BV (g)	4,815	3,770,056
GoDaddy, Inc. (a)	67,700	5,090,363
MasterCard, Inc. Class A	132,300	31,150,035
PayPal Holdings, Inc. (a)	161,000	16,718,240
Visa, Inc. Class A	286,100	44,685,959
Worldpay, Inc. (a)	40,600	4,608,100
		116,777,575
Semiconductors & Semiconductor Equipment - 4.6%
Advanced Micro Devices, Inc. (a)	147,500	3,764,200
ASML Holding NV	88,400	16,623,620
Broadcom, Inc.	81,600	24,537,936
Lam Research Corp.	77,500	13,873,275
Marvell Technology Group Ltd.	65,895	1,310,652
NVIDIA Corp.	71,100	12,766,716
NXP Semiconductors NV	213,800	18,897,782
Qualcomm, Inc.	36,500	2,081,595
		93,855,776
Software - 12.0%
2U, Inc. (a)(e)	108,800	7,708,480
Adobe, Inc. (a)	82,700	22,038,723
Autodesk, Inc. (a)	63,100	9,832,242
Black Knight, Inc. (a)	83,600	4,556,200
Intuit, Inc.	76,900	20,102,429
Microsoft Corp.	911,800	107,537,691
Salesforce.com, Inc. (a)	296,800	47,004,216
ServiceNow, Inc. (a)	17,300	4,264,277
The Trade Desk, Inc. (a)	26,300	5,206,085
Workday, Inc. Class A (a)	97,100	18,725,735
		246,976,078
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	150,100	28,511,495

TOTAL INFORMATION TECHNOLOGY		493,308,209

MATERIALS - 2.3%
Chemicals - 1.9%
CF Industries Holdings, Inc.	123,900	5,065,032
DowDuPont, Inc.	271,443	14,470,626
Nutrien Ltd. (e)	184,600	9,739,496
Olin Corp.	86,700	2,006,238
The Chemours Co. LLC	48,200	1,791,112
The Mosaic Co.	254,700	6,955,857
		40,028,361
Metals & Mining - 0.4%
Barrick Gold Corp.	430,814	5,906,460
Franco-Nevada Corp.	18,300	1,372,004
Newmont Mining Corp.	9,600	343,392
		7,621,856

TOTAL MATERIALS		47,650,217

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.9%
American Tower Corp.	193,200	38,071,992
Crown Castle International Corp.	134,700	17,241,600
SBA Communications Corp. Class A (a)	22,000	4,392,520
		59,706,112
UTILITIES - 1.7%
Electric Utilities - 1.2%
FirstEnergy Corp.	8,000	332,880
NextEra Energy, Inc.	40,900	7,906,788
Vistra Energy Corp.	654,900	17,047,047
		25,286,715
Independent Power and Renewable Electricity Producers - 0.5%
NRG Energy, Inc.	247,500	10,513,800

TOTAL UTILITIES		35,800,515

TOTAL COMMON STOCKS
(Cost $1,590,333,862)		2,036,927,296

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Topgolf International, Inc. Series F (a)(c)(d)	78,650	998,069
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	37,746	415,206

TOTAL CONVERTIBLE PREFERRED STOCKS		1,413,275

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA sponsored ADR	134,900	1,188,469
TOTAL PREFERRED STOCKS
(Cost $2,882,009)		2,601,744

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 2.48% (h)	14,975,809	14,978,804
Fidelity Securities Lending Cash Central Fund 2.48% (h)(i)	29,372,547	29,375,484
TOTAL MONEY MARKET FUNDS
(Cost $44,354,166)		44,354,288
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $1,637,570,037)		2,083,883,328
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(32,848,264)
NET ASSETS - 100%		$2,051,035,064

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,261,732 or 1.0% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,791,739 or 0.2% of net assets.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Cloudflare, Inc. Series D, 8.00%	9/10/18	$415,206
KKR Renaissance Co-Invest LP unit	7/25/13	$3,272,188
New Academy Holding Co. LLC unit	8/1/11	$6,324,000
Topgolf International, Inc. Series F	11/10/17	$1,088,005
Tory Burch LLC	5/14/15	$2,039,212
WME Entertainment Parent, LLC Class A	8/16/16	$4,999,999

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$439,681
Fidelity Securities Lending Cash Central Fund	78,409
Total	$518,090

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$195,091,348	$187,182,277	$--	$7,909,071
Consumer Discretionary	243,998,187	229,233,589	9,967,111	4,797,487
Consumer Staples	118,692,039	118,692,039	--	--
Energy	61,344,261	45,852,625	15,491,636	--
Financials	206,133,873	197,993,905	8,139,968	--
Health Care	363,051,628	363,051,628	--	--
Industrials	214,337,445	198,580,252	15,757,193	--
Information Technology	493,723,415	493,308,209	--	415,206
Materials	47,650,217	47,650,217	--	--
Real Estate	59,706,112	59,706,112	--	--
Utilities	35,800,515	35,800,515	--	--
Money Market Funds	44,354,288	44,354,288	--	--
Total Investments in Securities:	$2,083,883,328	$2,021,405,656	$49,355,908	$13,121,764

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $28,840,190) — See accompanying schedule: Unaffiliated issuers (cost $1,593,215,871)	$2,039,529,040
Fidelity Central Funds (cost $44,354,166)	44,354,288
Total Investment in Securities (cost $1,637,570,037)		$2,083,883,328
Restricted cash		222,568
Foreign currency held at value (cost $203,840)		203,840
Receivable for investments sold		12,478,635
Receivable for fund shares sold		261,493
Dividends receivable		1,012,857
Distributions receivable from Fidelity Central Funds		66,452
Prepaid expenses		1,550
Other receivables		55,893
Total assets		2,098,186,616
Liabilities
Payable for investments purchased	$14,810,860
Payable for fund shares redeemed	1,478,794
Accrued management fee	692,720
Distribution and service plan fees payable	98,923
Other affiliated payables	112,126
Other payables and accrued expenses	586,129
Collateral on securities loaned	29,372,000
Total liabilities		47,151,552
Net Assets		$2,051,035,064
Net Assets consist of:
Paid in capital		$1,619,970,609
Total distributable earnings (loss)		431,064,455
Net Assets		$2,051,035,064
Net Asset Value and Maximum Offering Price
Class O:
Net Asset Value, offering price and redemption price per share ($1,648,165,608 ÷ 68,287,148 shares)		$24.14
Class A:
Net Asset Value and redemption price per share ($269,923,161 ÷ 11,522,898 shares)		$23.42
Maximum offering price per share (100/94.25 of $23.42)		$24.85
Class M:
Net Asset Value and redemption price per share ($40,572,907 ÷ 1,747,475 shares)		$23.22
Maximum offering price per share (100/96.50 of $23.22)		$24.06
Class C:
Net Asset Value and offering price per share ($30,617,523 ÷ 1,355,097 shares)(a)		$22.59
Class I:
Net Asset Value, offering price and redemption price per share ($53,924,705 ÷ 2,151,852 shares)		$25.06
Class Z:
Net Asset Value, offering price and redemption price per share ($7,831,160 ÷ 315,863 shares)		$24.79

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2019 (Unaudited)
Investment Income
Dividends		$13,574,667
Interest		11,425
Income from Fidelity Central Funds		518,090
Total income		14,104,182
Expenses
Management fee	$4,114,762
Transfer agent fees	1,224,273
Distribution and service plan fees	581,322
Accounting and security lending fees	306,428
Custodian fees and expenses	28,465
Independent trustees' fees and expenses	6,129
Registration fees	49,629
Audit	43,025
Legal	5,736
Miscellaneous	7,269
Total expenses before reductions	6,367,038
Expense reductions	(908,307)
Total expenses after reductions		5,458,731
Net investment income (loss)		8,645,451
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,784,213
Fidelity Central Funds	12
Foreign currency transactions	16,429
Futures contracts	(1,994,443)
Total net realized gain (loss)		3,806,211
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $235,065)	(151,529,083)
Fidelity Central Funds	122
Assets and liabilities in foreign currencies	(108,783)
Total change in net unrealized appreciation (depreciation)		(151,637,744)
Net gain (loss)		(147,831,533)
Net increase (decrease) in net assets resulting from operations		$(139,186,082)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2019 (Unaudited)	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,645,451	$15,270,643
Net realized gain (loss)	3,806,211	240,330,233
Change in net unrealized appreciation (depreciation)	(151,637,744)	159,278,326
Net increase (decrease) in net assets resulting from operations	(139,186,082)	414,879,202
Distributions to shareholders	(224,345,445)	–
Distributions to shareholders from net investment income	–	(25,306,510)
Distributions to shareholders from net realized gain	–	(150,377,994)
Total distributions	(224,345,445)	(175,684,504)
Share transactions - net increase (decrease)	142,310,388	(99,036,693)
Total increase (decrease) in net assets	(221,221,139)	140,158,005
Net Assets
Beginning of period	2,272,256,203	2,132,098,198
End of period	$2,051,035,064	$2,272,256,203
Other Information
Undistributed net investment income end of period		$8,081,918

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Diversified Stock Fund Class O

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$28.95	$26.07	$22.27	$21.04	$24.63	$21.17
Income from Investment Operations
Net investment income (loss)A	.11	.21	.39	.38	.40	.40
Net realized and unrealized gain (loss)	(2.03)	4.95	3.80	2.57	(1.71)	3.39
Total from investment operations	(1.92)	5.16	4.19	2.95	(1.31)	3.79
Distributions from net investment income	(.17)	(.35)	(.36)B	(.36)	(.31)	(.27)
Distributions from net realized gain	(2.71)	(1.93)	(.03)B	(1.36)	(1.97)	(.06)
Total distributions	(2.89)C	(2.28)	(.39)	(1.72)	(2.28)	(.33)
Net asset value, end of period	$24.14	$28.95	$26.07	$22.27	$21.04	$24.63
Total ReturnD,E,F	(5.84)%	21.08%	18.99%	15.05%	(5.92)%	18.08%
Ratios to Average Net AssetsG,H
Expenses before reductions	.56%I	.47%	.48%	.47%	.50%	.51%
Expenses net of fee waivers, if any	.46%I	.47%	.48%	.47%	.50%	.51%
Expenses net of all reductions	.46%I	.46%	.48%	.47%	.50%	.50%
Net investment income (loss)	.94%I	.78%	1.61%	1.84%	1.70%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$1,648,166	$1,855,761	$1,763,983	$1,509,620	$1,426,230	$1,866,810
Portfolio turnover rateJ	93%I	103%	77%	46%	53%	55%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $2.89 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $2.711 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. These sales charges and other fees were discontinued effective November 16, 2018 in conjunction with the termination of the Destiny Plans.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified Stock Fund Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$28.14	$25.40	$21.71	$20.55	$24.12	$20.75
Income from Investment Operations
Net investment income (loss)A	.07	.11	.30	.30	.31	.32
Net realized and unrealized gain (loss)	(2.00)	4.82	3.70	2.51	(1.67)	3.33
Total from investment operations	(1.93)	4.93	4.00	2.81	(1.36)	3.65
Distributions from net investment income	(.08)	(.26)	(.28)B	(.29)	(.24)	(.21)
Distributions from net realized gain	(2.71)	(1.93)	(.03)B	(1.36)	(1.97)	(.06)
Total distributions	(2.79)	(2.19)	(.31)	(1.65)	(2.21)	(.28)C
Net asset value, end of period	$23.42	$28.14	$25.40	$21.71	$20.55	$24.12
Total ReturnD,E,F,G	(6.06)%	20.67%	18.58%	14.64%	(6.25)%	17.71%
Ratios to Average Net AssetsH,I
Expenses before reductions	.88%J	.82%	.83%	.84%	.83%	.81%
Expenses net of fee waivers, if any	.82%J	.81%	.82%	.83%	.83%	.81%
Expenses net of all reductions	.82%J	.80%	.82%	.83%	.82%	.81%
Net investment income (loss)	.59%J	.43%	1.27%	1.48%	1.37%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$269,923	$284,276	$252,202	$225,107	$212,181	$209,737
Portfolio turnover rateK	93%J	103%	77%	46%	53%	55%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.213 and distributions from net realized gain of $.064 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. These sales charges and other fees were discontinued effective November 16, 2018 in conjunction with the termination of the Destiny Plans.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified Stock Fund Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$27.86	$25.17	$21.53	$20.38	$23.95	$20.61
Income from Investment Operations
Net investment income (loss)A	.03	.01	.20	.22	.22	.21
Net realized and unrealized gain (loss)	(1.97)	4.78	3.68	2.48	(1.66)	3.32
Total from investment operations	(1.94)	4.79	3.88	2.70	(1.44)	3.53
Distributions from net investment income	–	(.17)	(.21)B	(.19)	(.17)	(.13)
Distributions from net realized gain	(2.70)	(1.93)	(.03)B	(1.36)	(1.97)	(.06)
Total distributions	(2.70)	(2.10)	(.24)	(1.55)	(2.13)C	(.19)
Net asset value, end of period	$23.22	$27.86	$25.17	$21.53	$20.38	$23.95
Total ReturnD,E,F	(6.21)%	20.23%	18.10%	14.18%	(6.62)%	17.21%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.18%I	1.19%	1.22%	1.24%	1.23%	1.27%
Expenses net of fee waivers, if any	1.18%I	1.19%	1.22%	1.24%	1.23%	1.27%
Expenses net of all reductions	1.18%I	1.18%	1.21%	1.24%	1.23%	1.27%
Net investment income (loss)	.22%I	.06%	.87%	1.08%	.97%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$40,573	$41,540	$36,726	$30,261	$29,482	$23,443
Portfolio turnover rateJ	93%I	103%	77%	46%	53%	55%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $2.13 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $1.965 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified Stock Fund Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$27.13	$24.57	$21.03	$19.93	$23.49	$20.28
Income from Investment Operations
Net investment income (loss)A	(.04)	(.12)	.08	.11	.10	.10
Net realized and unrealized gain (loss)	(1.92)	4.65	3.59	2.43	(1.62)	3.26
Total from investment operations	(1.96)	4.53	3.67	2.54	(1.52)	3.36
Distributions from net investment income	–	(.04)	(.10)B	(.08)	(.08)	(.09)
Distributions from net realized gain	(2.58)	(1.93)	(.03)B	(1.36)	(1.97)	(.06)
Total distributions	(2.58)	(1.97)	(.13)	(1.44)	(2.04)C	(.15)
Net asset value, end of period	$22.59	$27.13	$24.57	$21.03	$19.93	$23.49
Total ReturnD,E,F	(6.49)%	19.55%	17.51%	13.56%	(7.09)%	16.62%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.74%I	1.74%	1.76%	1.77%	1.75%	1.76%
Expenses net of fee waivers, if any	1.74%I	1.74%	1.76%	1.77%	1.75%	1.76%
Expenses net of all reductions	1.74%I	1.73%	1.75%	1.76%	1.75%	1.76%
Net investment income (loss)	(.34)%I	(.49)%	.33%	.55%	.45%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$30,618	$34,772	$29,147	$23,620	$22,879	$22,094
Portfolio turnover rateJ	93%I	103%	77%	46%	53%	55%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $2.04 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $1.965 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified Stock Fund Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$29.91	$26.87	$22.94	$21.61	$25.10	$21.56
Income from Investment Operations
Net investment income (loss)A	.10	.17	.36	.36	.38	.35
Net realized and unrealized gain (loss)	(2.10)	5.11	3.92	2.65	(1.77)	3.49
Total from investment operations	(2.00)	5.28	4.28	3.01	(1.39)	3.84
Distributions from net investment income	(.13)	(.31)	(.32)B	(.32)	(.14)	(.23)
Distributions from net realized gain	(2.71)	(1.93)	(.03)B	(1.36)	(1.97)	(.06)
Total distributions	(2.85)C	(2.24)	(.35)	(1.68)	(2.10)D	(.30)E
Net asset value, end of period	$25.06	$29.91	$26.87	$22.94	$21.61	$25.10
Total ReturnF,G	(5.93)%	20.88%	18.81%	14.92%	(6.06)%	17.93%
Ratios to Average Net AssetsH,I
Expenses before reductions	.62%J	.62%	.63%	.64%	.65%	.68%
Expenses net of fee waivers, if any	.62%J	.62%	.63%	.64%	.64%	.68%
Expenses net of all reductions	.62%J	.61%	.63%	.64%	.63%	.67%
Net investment income (loss)	.78%J	.62%	1.46%	1.67%	1.56%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$53,925	$49,619	$49,107	$40,468	$44,760	$33,013
Portfolio turnover rateK	93%J	103%	77%	46%	53%	55%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $2.85 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $2.711 per share.

 D Total distributions of $2.10 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $1.965 per share.

 E Total distributions of $.30 per share is comprised of distributions from net investment income of $.231 and distributions from net realized gain of $.064 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified Stock Fund Class Z

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$29.65	$26.66	$22.76	$21.47	$25.09	$21.56
Income from Investment Operations
Net investment income (loss)A	.11	.21	.40	.38	.41	.40
Net realized and unrealized gain (loss)	(2.09)	5.06	3.88	2.62	(1.76)	3.47
Total from investment operations	(1.98)	5.27	4.28	3.00	(1.35)	3.87
Distributions from net investment income	(.17)	(.35)	(.35)B	(.35)	(.31)	(.27)
Distributions from net realized gain	(2.71)	(1.93)	(.03)B	(1.36)	(1.97)	(.06)
Total distributions	(2.88)	(2.28)	(.38)	(1.71)	(2.27)C	(.34)D
Net asset value, end of period	$24.79	$29.65	$26.66	$22.76	$21.47	$25.09
Total ReturnE,F	(5.89)%	21.02%	18.98%	15.00%	(5.94)%	18.10%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%I	.51%	.51%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.50%I	.50%	.51%	.51%	.51%	.51%
Expenses net of all reductions	.50%I	.49%	.50%	.51%	.51%	.51%
Net investment income (loss)	.91%I	.74%	1.58%	1.81%	1.69%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$7,831	$6,288	$934	$81	$83	$119
Portfolio turnover rateJ	93%I	103%	77%	46%	53%	55%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $2.27 per share is comprised of distributions from net investment income of $.309 and distributions from net realized gain of $1.965 per share.

 D Total distributions of $.34 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $.064 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2019

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class M, Class C, Class I and Class Z, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibited the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O were no longer offered to the general public through Fidelity Systematic Investment Plans. The Act did not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders; and Planholders continued to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

Effective the close of business on November 16, 2018, the Destiny Plans were terminated, and existing Destiny Planholders became shareholders of Class O or Class A of the Fund. In addition, Class O is closed to new accounts.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $33,306 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, partnerships, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$476,353,370
Gross unrealized depreciation	(36,344,763)
Net unrealized appreciation (depreciation)	$440,008,607
Tax cost	$1,643,874,721

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $9,738,057 in these Subsidiaries, representing .47% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $933,298,925 and $1,011,292,586, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .41% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$323,584	$7,733
Class M	.25%	.25%	96,990	213
Class C	.75%	.25%	160,748	19,944
			$581,322	$27,890

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$9,662
Class M	374
Class C(a)	766
$10,802

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class M, Class C, Class I and Class Z. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC did not receive a fee for Class O Destiny Plan accounts for the period October 1, 2018 through November 16, 2018. FIIOC receives an asset-based fee of Class Z's average net assets. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class O	$855,363.11
Class A	232,506.18
Class M	45,110.23
Class C	46,678.29
Class I	43,121.17
Class Z	1,495.05
	$1,224,273

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $21,124 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,584.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,072 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $78,409. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Effective November 1, 2018, FIIOC agreed to waive Class O and Class A transfer agent fees to the extent that they exceeded certain levels of class-level average net assets as noted in the table below. This waiver may not be terminated without the approval of the Board.

	Transfer Agent Fees Limitation	Waiver
Class O	.01%	$775,882
Class A	.11%	81,473
		$857,355

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $31,853 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $520. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class O	$11,045

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7,534.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2019	Year ended September 30, 2018
Distributions to shareholders
Class O	$182,029,395	$–
Class A	28,334,984	–
Class M	4,181,629	–
Class C	3,490,057	–
Class I	5,633,200	–
Class Z	676,180	–
Total	$224,345,445	$–
From net investment income
Class O	$–	$21,893,239
Class A	–	2,542,878
Class M	–	252,109
Class C	–	47,627
Class I	–	558,041
Class Z	–	12,616
Total	$–	$25,306,510
From net realized gain
Class O	$–	$122,729,052
Class A	–	18,903,268
Class M	–	2,868,107
Class C	–	2,302,779
Class I	–	3,504,066
Class Z	–	70,722
Total	$–	$150,377,994

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2019	Year ended September 30, 2018	Six months ended March 31, 2019	Year ended September 30, 2018
Class O
Shares sold	257,562	1,500,764	$6,382,308	$40,464,415
Reinvestment of distributions	7,139,183	5,027,202	159,346,574	126,836,313
Shares redeemed	(3,200,853)	(10,091,425)	(77,074,821)	(272,941,793)
Net increase (decrease)	4,195,892	(3,563,459)	$88,654,061	$(105,641,065)
Class A
Shares sold	1,427,043	1,351,480	$32,377,114	$35,628,205
Reinvestment of distributions	1,292,840	864,584	28,041,703	21,260,130
Shares redeemed	(1,299,659)	(2,042,077)	(30,091,092)	(53,522,038)
Net increase (decrease)	1,420,224	173,987	$30,327,725	$3,366,297
Class M
Shares sold	310,929	364,819	$7,237,486	$9,523,704
Reinvestment of distributions	187,406	122,868	4,032,975	2,999,215
Shares redeemed	(242,055)	(455,534)	(5,553,683)	(12,008,819)
Net increase (decrease)	256,280	32,153	$5,716,778	$514,100
Class C
Shares sold	266,078	243,515	$6,007,235	$6,234,167
Reinvestment of distributions	162,870	95,927	3,417,015	2,290,729
Shares redeemed	(355,551)	(244,141)	(7,805,432)	(6,199,839)
Net increase (decrease)	73,397	95,301	$1,618,818	$2,325,057
Class I
Shares sold	776,306	851,543	$20,487,650	$23,852,424
Reinvestment of distributions	204,576	146,386	4,742,073	3,819,212
Shares redeemed	(488,225)	(1,166,489)	(11,773,988)	(32,257,243)
Net increase (decrease)	492,657	(168,560)	$13,455,735	$(4,585,607)
Class Z
Shares sold	90,449	188,176	$2,257,141	$5,303,009
Reinvestment of distributions	28,534	3,137	654,294	81,057
Shares redeemed	(15,178)	(14,288)	(374,164)	(399,541)
Net increase (decrease)	103,805	177,025	$2,537,271	$4,984,525

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period-B October 1, 2018 to March 31, 2019
Class O	.46%
Actual		$1,000.00	$941.60	$2.23
Hypothetical-C		$1,000.00	$1,022.64	$2.32
Class A	.82%
Actual		$1,000.00	$939.40	$3.96
Hypothetical-C		$1,000.00	$1,020.84	$4.13
Class M	1.18%
Actual		$1,000.00	$937.90	$5.70
Hypothetical-C		$1,000.00	$1,019.05	$5.94
Class C	1.74%
Actual		$1,000.00	$935.10	$8.39
Hypothetical-C		$1,000.00	$1,016.26	$8.75
Class I	.62%
Actual		$1,000.00	$940.70	$3.00
Hypothetical-C		$1,000.00	$1,021.84	$3.13
Class Z	.50%
Actual		$1,000.00	$941.10	$2.42
Hypothetical-C		$1,000.00	$1,022.44	$2.52

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Diversified Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in April 2017 and January 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Diversified Stock Fund

2018 Total Return % vs. Morningstar Large Blend and S&P 500:
75% beaten
25% beaten
Benchmark
Class O
Class C
20.00
18.00
16.00
14.00
12.00
10.00
18.36
16.86
14.37
14.38
10.63
45.0
40.0
35.0
30.0
25.0
40.2
38.9
38.0
33.7
28.6
90.0
85.0
80.0
75.0
70.0
65.0
87.7
84.0
83.9
72.7
67.6
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class O	97%	79%	71%
Class A	97%	66%	60%
Class C	94%	46%	36%
Class I	97%	72%	65%
Class M	95%	57%	46%
Class Z	97%	77%	-

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Advisor Diversified Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, Class Z, and Class O ranked below the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of Class M ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M is below median. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ADESI-SANN-0519
1.814747.113

Fidelity Advisor® Capital Development Fund Semi-Annual Report March 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2019

% of fund's net assets
Microsoft Corp.	4.8
Exxon Mobil Corp.	4.1
General Electric Co.	4.1
Altria Group, Inc.	3.7
Comcast Corp. Class A	3.5
Bank of America Corp.	3.3
JPMorgan Chase & Co.	2.4
Apple, Inc.	2.2
Wells Fargo & Co.	2.1
Chevron Corp.	1.9
32.1

Top Five Market Sectors as of March 31, 2019

% of fund's net assets
Financials	18.5
Health Care	16.0
Information Technology	15.6
Industrials	13.2
Energy	12.1

Asset Allocation (% of fund's net assets)

As of March 31, 2019 *
Stocks	96.9%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	2.9%

 * Foreign investments - 11.3%

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
COMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	661,906	$39,138,502
Entertainment - 1.4%
Activision Blizzard, Inc.	162,400	7,394,072
Electronic Arts, Inc. (a)	182,100	18,506,823
Vivendi SA	625,000	18,112,544
		44,013,439
Interactive Media & Services - 0.7%
Alphabet, Inc.:
Class A (a)	9,800	11,533,522
Class C (a)	8,983	10,539,844
		22,073,366
Media - 4.3%
Comcast Corp. Class A	2,725,200	108,953,496
Fox Corp. Class A (a)	225,800	8,289,118
Interpublic Group of Companies, Inc.	528,200	11,097,482
Omnicom Group, Inc.	48,900	3,569,211
		131,909,307

TOTAL COMMUNICATION SERVICES		237,134,614

CONSUMER DISCRETIONARY - 2.3%
Auto Components - 0.0%
Gentex Corp.	26,700	552,156
Distributors - 0.1%
LKQ Corp. (a)	151,100	4,288,218
Hotels, Restaurants & Leisure - 0.0%
Drive Shack, Inc. (a)	197,300	885,877
Household Durables - 0.5%
Mohawk Industries, Inc. (a)	109,400	13,800,810
Internet & Direct Marketing Retail - 0.6%
The Booking Holdings, Inc. (a)	10,200	17,798,082
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	57,500	6,039,800
Specialty Retail - 0.9%
Lowe's Companies, Inc.	197,500	21,620,325
TJX Companies, Inc.	95,100	5,060,271
		26,680,596

TOTAL CONSUMER DISCRETIONARY		70,045,539

CONSUMER STAPLES - 9.1%
Beverages - 0.9%
The Coca-Cola Co.	606,100	28,401,846
Food & Staples Retailing - 1.6%
Walgreens Boots Alliance, Inc.	70,500	4,460,535
Walmart, Inc.	462,100	45,068,613
		49,529,148
Food Products - 0.2%
The Hershey Co.	56,700	6,510,861
Household Products - 1.5%
Procter & Gamble Co.	384,205	39,976,530
Spectrum Brands Holdings, Inc.	111,800	6,124,404
		46,100,934
Tobacco - 4.9%
Altria Group, Inc.	1,982,400	113,849,232
British American Tobacco PLC sponsored ADR	879,300	36,684,396
		150,533,628

TOTAL CONSUMER STAPLES		281,076,417

ENERGY - 11.9%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A	598,400	16,587,648
National Oilwell Varco, Inc.	145,000	3,862,800
Oceaneering International, Inc. (a)	366,700	5,782,859
		26,233,307
Oil, Gas & Consumable Fuels - 11.1%
BP PLC sponsored ADR	1,058,210	46,264,941
Cenovus Energy, Inc. (Canada)	4,701,127	40,807,478
Chevron Corp.	477,327	58,797,140
Equinor ASA sponsored ADR	1,151,900	25,307,243
Exxon Mobil Corp.	1,566,500	126,573,200
Hess Corp.	271,000	16,322,330
Kosmos Energy Ltd.	2,463,100	15,345,113
Legacy Reserves, Inc. (a)	370,537	181,971
The Williams Companies, Inc.	384,121	11,031,955
Valero Energy Corp.	11,800	1,000,994
		341,632,365

TOTAL ENERGY		367,865,672

FINANCIALS - 18.5%
Banks - 12.4%
Bank of America Corp.	3,684,800	101,663,632
Citigroup, Inc.	824,004	51,269,529
First Hawaiian, Inc.	119,500	3,112,975
JPMorgan Chase & Co.	741,300	75,041,799
M&T Bank Corp.	26,100	4,098,222
PNC Financial Services Group, Inc.	254,016	31,157,603
Standard Chartered PLC (United Kingdom)	1,192	9,180
SunTrust Banks, Inc.	490,300	29,050,275
U.S. Bancorp	457,442	22,044,130
Wells Fargo & Co.	1,339,050	64,702,896
		382,150,241
Capital Markets - 4.2%
Cboe Global Markets, Inc.	23,200	2,214,208
Charles Schwab Corp.	349,255	14,934,144
KKR & Co. LP	527,385	12,388,274
Morgan Stanley	552,800	23,328,160
Northern Trust Corp.	408,195	36,904,910
State Street Corp.	629,890	41,453,061
		131,222,757
Insurance - 0.6%
Chubb Ltd.	69,100	9,679,528
The Travelers Companies, Inc.	63,300	8,682,228
		18,361,756
Thrifts & Mortgage Finance - 1.3%
MGIC Investment Corp. (a)	807,261	10,647,773
Radian Group, Inc.	1,463,991	30,363,173
		41,010,946

TOTAL FINANCIALS		572,745,700

HEALTH CARE - 16.0%
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (a)	216,800	29,307,024
Alnylam Pharmaceuticals, Inc. (a)	54,800	5,121,060
AnaptysBio, Inc. (a)	17,900	1,307,595
Atara Biotherapeutics, Inc. (a)	97,800	3,887,550
Celgene Corp. (a)	123,169	11,619,763
Gritstone Oncology, Inc.	20,750	275,975
Heron Therapeutics, Inc. (a)	36,700	896,948
Insmed, Inc. (a)	205,600	5,976,792
Intercept Pharmaceuticals, Inc. (a)(b)	201,905	22,585,093
Mirati Therapeutics, Inc. (a)	63,000	4,617,900
		85,595,700
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp. (a)	846,051	32,471,437
Danaher Corp.	34,300	4,528,286
		36,999,723
Health Care Providers & Services - 5.3%
AmerisourceBergen Corp.	234,700	18,663,344
Cardinal Health, Inc.	433,700	20,882,655
Cigna Corp.	144,200	23,190,244
Covetrus, Inc. (a)	51,420	1,637,727
CVS Health Corp.	845,000	45,570,850
Humana, Inc.	20,700	5,506,200
McKesson Corp.	274,480	32,130,629
UnitedHealth Group, Inc.	68,600	16,962,036
		164,543,685
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	325,854	1,221,953
Pharmaceuticals - 6.7%
Bayer AG	497,778	32,052,875
Bristol-Myers Squibb Co.	731,700	34,909,407
GlaxoSmithKline PLC sponsored ADR	1,161,100	48,522,369
Jazz Pharmaceuticals PLC (a)	110,000	15,724,500
Johnson & Johnson	308,860	43,175,539
Perrigo Co. PLC	58,100	2,798,096
Sanofi SA	89,304	7,896,631
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	664,350	10,417,008
The Medicines Company (a)	29,800	832,910
TherapeuticsMD, Inc. (a)(b)	1,884,131	9,175,718
		205,505,053

TOTAL HEALTH CARE		493,866,114

INDUSTRIALS - 13.2%
Aerospace & Defense - 1.8%
General Dynamics Corp.	54,400	9,208,832
Huntington Ingalls Industries, Inc.	17,400	3,605,280
United Technologies Corp.	326,000	42,018,140
		54,832,252
Air Freight & Logistics - 2.1%
C.H. Robinson Worldwide, Inc.	82,279	7,157,450
FedEx Corp.	48,700	8,834,667
United Parcel Service, Inc. Class B	434,000	48,495,160
		64,487,277
Building Products - 0.1%
A.O. Smith Corp.	30,600	1,631,592
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	72,800	3,961,776
Electrical Equipment - 0.6%
Acuity Brands, Inc.	98,600	11,832,986
Hubbell, Inc. Class B	53,618	6,325,852
Melrose Industries PLC	1	2
		18,158,840
Industrial Conglomerates - 4.1%
General Electric Co.	12,575,600	125,630,244
Machinery - 0.9%
Flowserve Corp.	381,000	17,198,340
Wabtec Corp. (b)	141,302	10,416,783
		27,615,123
Professional Services - 0.2%
IHS Markit Ltd. (a)	139,674	7,595,472
Road & Rail - 3.3%
J.B. Hunt Transport Services, Inc.	211,400	21,412,706
Knight-Swift Transportation Holdings, Inc. Class A	563,600	18,418,448
Lyft, Inc.	135,533	9,549,791
Norfolk Southern Corp.	100,600	18,801,134
Union Pacific Corp.	202,100	33,791,120
		101,973,199
Trading Companies & Distributors - 0.0%
Fastenal Co.	5,000	321,550

TOTAL INDUSTRIALS		406,207,325

INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 0.3%
Cisco Systems, Inc.	167,900	9,064,921
Electronic Equipment & Components - 0.1%
Itron, Inc. (a)	84,500	3,941,925
IT Services - 3.3%
IBM Corp.	24,500	3,456,950
Interxion Holding N.V. (a)	74,600	4,978,058
MasterCard, Inc. Class A	77,800	18,318,010
Paychex, Inc.	218,600	17,531,720
Unisys Corp. (a)	469,147	5,474,945
Visa, Inc. Class A	330,600	51,636,414
		101,396,097
Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices, Inc.	33,500	3,526,545
Applied Materials, Inc.	356,200	14,126,892
Lam Research Corp.	42,400	7,590,024
Micron Technology, Inc. (a)	106,700	4,409,911
NVIDIA Corp.	65,400	11,743,224
Qualcomm, Inc.	793,890	45,275,547
		86,672,143
Software - 6.9%
Microsoft Corp.	1,255,400	148,061,876
Oracle Corp.	706,200	37,930,002
SAP SE sponsored ADR	227,600	26,278,696
		212,270,574
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	355,300	67,489,235

TOTAL INFORMATION TECHNOLOGY		480,834,895

MATERIALS - 1.1%
Chemicals - 1.1%
DowDuPont, Inc.	128,300	6,839,673
International Flavors & Fragrances, Inc.	23,700	3,052,323
Intrepid Potash, Inc. (a)	1,221,350	4,628,917
Nutrien Ltd.	273,420	14,420,355
The Scotts Miracle-Gro Co. Class A	56,500	4,439,770
		33,381,038
Construction Materials - 0.0%
Summit Materials, Inc. (a)	73,300	1,163,271

TOTAL MATERIALS		34,544,309

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	38,200	7,527,692
Equinix, Inc.	29,900	13,549,484
Simon Property Group, Inc.	5,800	1,056,818
		22,133,994
UTILITIES - 0.8%
Electric Utilities - 0.7%
Duke Energy Corp.	29,000	2,610,000
Exelon Corp.	222,100	11,133,873
PPL Corp.	157,400	4,995,876
Southern Co.	82,400	4,258,432
		22,998,181
Multi-Utilities - 0.1%
Sempra Energy	14,000	1,762,040

TOTAL UTILITIES		24,760,221

TOTAL COMMON STOCKS
(Cost $2,508,991,206)		2,991,214,800

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest)(c)(d)(e)
(Cost $7,810,134)	7,810,134	4,120,627

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 2.48%(f)	84,625,753	84,642,678
Fidelity Securities Lending Cash Central Fund 2.48% (f)(g)	26,733,773	26,736,446
TOTAL MONEY MARKET FUNDS
(Cost $111,377,734)		111,379,124
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $2,628,179,074)		3,106,714,551
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(20,373,903)
NET ASSETS - 100%		$3,086,340,648

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,120,627 or 0.1% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$7,810,134

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$521,423
Fidelity Securities Lending Cash Central Fund	105,340
Total	$626,763

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$237,134,614	$219,022,070	$18,112,544	$--
Consumer Discretionary	70,045,539	70,045,539	--	--
Consumer Staples	281,076,417	281,076,417	--	--
Energy	367,865,672	367,865,672	--	--
Financials	572,745,700	572,745,700	--	--
Health Care	493,866,114	453,916,608	39,949,506	--
Industrials	406,207,325	396,657,534	9,549,791	--
Information Technology	480,834,895	480,834,895	--	--
Materials	34,544,309	34,544,309	--	--
Real Estate	22,133,994	22,133,994	--	--
Utilities	24,760,221	24,760,221	--	--
Other	4,120,627	--	--	4,120,627
Money Market Funds	111,379,124	111,379,124	--	--
Total Investments in Securities:	$3,106,714,551	$3,034,982,083	$67,611,841	$4,120,627

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.7%
United Kingdom	4.3%
Germany	2.0%
Canada	1.8%
Others (Individually Less Than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $26,617,223) — See accompanying schedule: Unaffiliated issuers (cost $2,516,801,340)	$2,995,335,427
Fidelity Central Funds (cost $111,377,734)	111,379,124
Total Investment in Securities (cost $2,628,179,074)		$3,106,714,551
Cash		350,560
Restricted cash		702,416
Foreign currency held at value (cost $85,583)		85,583
Receivable for investments sold		6,344,029
Receivable for fund shares sold		959,458
Dividends receivable		5,275,180
Distributions receivable from Fidelity Central Funds		125,833
Prepaid expenses		2,268
Other receivables		462,729
Total assets		3,121,022,607
Liabilities
Payable for investments purchased	$5,509,964
Payable for fund shares redeemed	755,644
Accrued management fee	1,383,474
Distribution and service plan fees payable	93,175
Other affiliated payables	92,397
Other payables and accrued expenses	99,965
Collateral on securities loaned	26,747,340
Total liabilities		34,681,959
Net Assets		$3,086,340,648
Net Assets consist of:
Paid in capital		$2,520,460,257
Total distributable earnings (loss)		565,880,391
Net Assets		$3,086,340,648
Net Asset Value and Maximum Offering Price
Class O:
Net Asset Value, offering price and redemption price per share ($2,639,082,025 ÷ 176,539,138 shares)		$14.95
Class A:
Net Asset Value and redemption price per share ($429,808,904 ÷ 29,882,521 shares)		$14.38
Maximum offering price per share (100/94.25 of $14.38)		$15.26
Class M:
Net Asset Value and redemption price per share ($3,325,575 ÷ 238,085 shares)		$13.97
Maximum offering price per share (100/96.50 of $13.97)		$14.48
Class C:
Net Asset Value and offering price per share ($3,403,678 ÷ 253,816 shares)(a)		$13.41
Class I:
Net Asset Value, offering price and redemption price per share ($10,720,466 ÷ 713,859 shares)		$15.02

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2019 (Unaudited)
Investment Income
Dividends		$36,865,554
Non-Cash dividends		4,654,629
Income from Fidelity Central Funds		626,763
Total income		42,146,946
Expenses
Management fee	$8,187,199
Transfer agent fees	1,907,823
Distribution and service plan fees	546,550
Accounting and security lending fees	449,127
Custodian fees and expenses	35,072
Independent trustees' fees and expenses	9,212
Registration fees	36,722
Audit	37,212
Legal	7,350
Miscellaneous	10,746
Total expenses before reductions	11,227,013
Expense reductions	(1,871,101)
Total expenses after reductions		9,355,912
Net investment income (loss)		32,791,034
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	111,043,991
Fidelity Central Funds	(1,345)
Foreign currency transactions	(2,928)
Total net realized gain (loss)		111,039,718
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(297,350,513)
Fidelity Central Funds	1,390
Assets and liabilities in foreign currencies	16,242
Total change in net unrealized appreciation (depreciation)		(297,332,881)
Net gain (loss)		(186,293,163)
Net increase (decrease) in net assets resulting from operations		$(153,502,129)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2019 (Unaudited)	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,791,034	$47,918,959
Net realized gain (loss)	111,039,718	339,249,120
Change in net unrealized appreciation (depreciation)	(297,332,881)	68,807,008
Net increase (decrease) in net assets resulting from operations	(153,502,129)	455,975,087
Distributions to shareholders	(383,210,526)	–
Distributions to shareholders from net investment income	–	(43,617,985)
Distributions to shareholders from net realized gain	–	(165,271,263)
Total distributions	(383,210,526)	(208,889,248)
Share transactions - net increase (decrease)	253,783,029	(19,772,426)
Total increase (decrease) in net assets	(282,929,626)	227,313,413
Net Assets
Beginning of period	3,369,270,274	3,141,956,861
End of period	$3,086,340,648	$3,369,270,274
Other Information
Undistributed net investment income end of period		$33,102,055

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Capital Development Fund Class O

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$17.96	$16.69	$14.42	$13.30	$16.53	$14.24
Income from Investment Operations
Net investment income (loss)A	.17	.26	.24	.21	.21	.20
Net realized and unrealized gain (loss)	(1.11)	2.13	2.47	1.70	(.95)	2.19
Total from investment operations	(.94)	2.39	2.71	1.91	(.74)	2.39
Distributions from net investment income	(.28)	(.24)	(.21)	(.21)	(.21)	(.10)
Distributions from net realized gain	(1.80)	(.88)	(.22)	(.58)	(2.28)	–
Total distributions	(2.07)B	(1.12)	(.44)C	(.79)	(2.49)	(.10)
Net asset value, end of period	$14.95	$17.96	$16.69	$14.42	$13.30	$16.53
Total ReturnD,E,F	(4.37)%	15.04%	19.08%	15.01%	(5.16)%	16.83%
Ratios to Average Net AssetsG,H
Expenses before reductions	.69%I	.58%	.59%	.59%	.59%	.60%
Expenses net of fee waivers, if any	.58%I	.58%	.59%	.59%	.59%	.60%
Expenses net of all reductions	.57%I	.58%	.59%	.59%	.59%	.59%
Net investment income (loss)	2.20%I	1.52%	1.55%	1.57%	1.40%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$2,639,082	$2,896,451	$2,705,474	$2,447,565	$2,290,767	$2,634,214
Portfolio turnover rateJ	40%I	36%	31%	29%	33%	115%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.07 per share is comprised of distributions from net investment income of $.278 and distributions from net realized gain of $1.796 per share.

 C Total distributions of $.44 per share is comprised of distributions from net investment income of $.213 and distributions from net realized gain of $.224 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. These sales charges and other fees were discontinued effective November 16, 2018 in conjunction with the termination of the Destiny Plans.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Capital Development Fund Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$17.34	$16.15	$13.97	$12.90	$16.10	$13.87
Income from Investment Operations
Net investment income (loss)A	.14	.20	.19	.17	.16	.15
Net realized and unrealized gain (loss)	(1.07)	2.07	2.39	1.65	(.92)	2.13
Total from investment operations	(.93)	2.27	2.58	1.82	(.76)	2.28
Distributions from net investment income	(.23)	(.19)	(.17)	(.17)	(.17)	(.05)
Distributions from net realized gain	(1.80)	(.88)	(.22)	(.58)	(2.28)	–
Total distributions	(2.03)	(1.08)B	(.40)C	(.75)	(2.44)D	(.05)
Net asset value, end of period	$14.38	$17.34	$16.15	$13.97	$12.90	$16.10
Total ReturnE,F,G,H	(4.55)%	14.71%	18.72%	14.71%	(5.42)%	16.50%
Ratios to Average Net AssetsI,J
Expenses before reductions	.99%K	.87%	.88%	.89%	.89%	.89%
Expenses net of fee waivers, if any	.87%K	.87%	.88%	.89%	.89%	.89%
Expenses net of all reductions	.87%K	.87%	.88%	.89%	.89%	.89%
Net investment income (loss)	1.90%K	1.23%	1.26%	1.27%	1.10%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$429,809	$460,953	$426,665	$379,128	$347,875	$389,001
Portfolio turnover rateL	40%K	36%	31%	29%	33%	115%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.08 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.883 per share.

 C Total distributions of $.40 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.224 per share.

 D Total distributions of $2.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $2.278 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. These sales charges and other fees were discontinued effective November 16, 2018 in conjunction with the termination of the Destiny Plans.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Capital Development Fund Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$16.85	$15.71	$13.62	$12.59	$15.78	$13.62
Income from Investment Operations
Net investment income (loss)A	.10	.11	.10	.09	.08	.06
Net realized and unrealized gain (loss)	(1.04)	2.02	2.32	1.61	(.89)	2.10
Total from investment operations	(.94)	2.13	2.42	1.70	(.81)	2.16
Distributions from net investment income	(.14)	(.11)	(.11)	(.10)	(.10)	–
Distributions from net realized gain	(1.80)	(.88)	(.22)	(.58)	(2.28)	–
Total distributions	(1.94)	(.99)	(.33)	(.67)B	(2.38)	–
Net asset value, end of period	$13.97	$16.85	$15.71	$13.62	$12.59	$15.78
Total ReturnC,D,E	(4.80)%	14.18%	18.02%	14.09%	(5.96)%	15.86%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.40%H	1.41%	1.42%	1.44%	1.43%	1.43%
Expenses net of fee waivers, if any	1.40%H	1.41%	1.42%	1.44%	1.43%	1.43%
Expenses net of all reductions	1.40%H	1.41%	1.42%	1.44%	1.42%	1.43%
Net investment income (loss)	1.37%H	.69%	.71%	.72%	.56%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$3,326	$3,469	$3,421	$2,552	$2,066	$2,140
Portfolio turnover rateI	40%H	36%	31%	29%	33%	115%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.67 per share is comprised of distributions from net investment income of $.099 and distributions from net realized gain of $.575 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Capital Development Fund Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$16.23	$15.17	$13.18	$12.21	$15.36	$13.32
Income from Investment Operations
Net investment income (loss)A	.06	.04	.04	.03	.01	–B
Net realized and unrealized gain (loss)	(1.00)	1.94	2.25	1.57	(.87)	2.04
Total from investment operations	(.94)	1.98	2.29	1.60	(.86)	2.04
Distributions from net investment income	(.09)	(.04)	(.08)	(.05)	(.01)	–
Distributions from net realized gain	(1.80)	(.88)	(.22)	(.58)	(2.28)	–
Total distributions	(1.88)C	(.92)	(.30)	(.63)	(2.29)	–
Net asset value, end of period	$13.41	$16.23	$15.17	$13.18	$12.21	$15.36
Total ReturnD,E,F	(4.99)%	13.62%	17.57%	13.60%	(6.43)%	15.32%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.84%I	1.84%	1.85%	1.89%	1.89%	1.89%
Expenses net of fee waivers, if any	1.84%I	1.84%	1.85%	1.89%	1.89%	1.89%
Expenses net of all reductions	1.83%I	1.83%	1.85%	1.89%	1.89%	1.89%
Net investment income (loss)	.94%I	.26%	.28%	.27%	.10%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$3,404	$3,082	$3,016	$2,023	$1,948	$1,879
Portfolio turnover rateJ	40%I	36%	31%	29%	33%	115%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $1.88 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $1.796 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Capital Development Fund Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.03	$16.74	$14.48	$13.34	$16.58	$14.28
Income from Investment Operations
Net investment income (loss)A	.15	.23	.22	.19	.19	.18
Net realized and unrealized gain (loss)	(1.11)	2.16	2.46	1.71	(.96)	2.20
Total from investment operations	(.96)	2.39	2.68	1.90	(.77)	2.38
Distributions from net investment income	(.26)	(.22)	(.20)	(.19)	(.19)	(.08)
Distributions from net realized gain	(1.80)	(.88)	(.22)	(.58)	(2.28)	–
Total distributions	(2.05)B	(1.10)	(.42)	(.76)C	(2.47)	(.08)
Net asset value, end of period	$15.02	$18.03	$16.74	$14.48	$13.34	$16.58
Total ReturnD,E	(4.48)%	14.97%	18.82%	14.89%	(5.35)%	16.72%
Ratios to Average Net AssetsF,G
Expenses before reductions	.74%H	.72%	.74%	.75%	.75%	.74%
Expenses net of fee waivers, if any	.74%H	.72%	.74%	.75%	.75%	.74%
Expenses net of all reductions	.73%H	.72%	.74%	.75%	.75%	.73%
Net investment income (loss)	2.04%H	1.38%	1.39%	1.41%	1.24%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$10,720	$5,315	$3,381	$4,348	$1,604	$1,726
Portfolio turnover rateI	40%H	36%	31%	29%	33%	115%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.05 per share is comprised of distributions from net investment income of $.258 and distributions from net realized gain of $1.796 per share.

 C Total distributions of $.76 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.575 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2019

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class M, Class C and Class I, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibited the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O were no longer offered to the general public through Fidelity Systematic Investment Plans. The Act did not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders; and Planholders continued to contribute to existing Destiny Plans II:O and Destiny Plans II:N.

Effective the close of business on November 16, 2018, the Destiny Plans were terminated, and existing Destiny Planholders became shareholders of Class O or Class A of the Fund. In addition, Class O is closed to new accounts.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2019, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $48,904 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$682,735,746
Gross unrealized depreciation	(211,141,121)
Net unrealized appreciation (depreciation)	$471,594,625
Tax cost	$2,635,119,926

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $4,823,043 in this Subsidiary, representing .16% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $603,374,047 and $727,054,881, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$523,789	$19,485
Class M	.25%	.25%	7,958	–
Class C	.75%	.25%	14,803	755
			$546,550	$20,240

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2,095
Class M	20
Class C(a)	12
$2,127

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class M, Class C, and Class I. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC did not receive a fee for Class O Destiny Plan accounts for the period October 1, 2018 through November 16, 2018. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class O	$1,539,526.12
Class A	353,182.17
Class M	5,222.33
Class C	3,871.26
Class I	6,022.16
	$1,907,823

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $16,858 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $20,099.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,110 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,040,639. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $105,340, including $24,883 from securities loaned to FCM.

8. Expense Reductions.

Effective November 1, 2018, FIIOC agreed to waive Class O and Class A transfer agent fees to the extent that they exceeded certain levels of class-level average net assets as noted in the table below. This waiver may not be terminated without the approval of the Board.

	Transfer Agent Fees Limitation	Waiver
Class O	.00%	$1,531,328
Class A	.04%	256,154

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $67,225 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,201. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class O	$3,836
Class I	53
$3,889

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11,304.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2019	Year ended September 30, 2018
Distributions to shareholders
Class O	$328,437,833	$–
Class A	53,296,905	–
Class M	406,062	–
Class C	361,573	–
Class I	708,153	–
Total	$383,210,526	$–
From net investment income
Class O	$–	$38,477,632
Class A	–	5,055,233
Class M	–	23,282
Class C	–	7,272
Class I	–	54,566
Total	$–	$43,617,985
From net realized gain
Class O	$–	$141,559,425
Class A	–	23,127,934
Class M	–	190,352
Class C	–	173,546
Class I	–	220,006
Total	$–	$165,271,263

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2019	Year ended September 30, 2018	Six months ended March 31, 2019	Year ended September 30, 2018
Class O
Shares sold	1,090,077	2,444,365	$16,814,500	$41,322,702
Reinvestment of distributions	22,874,326	10,704,645	318,868,109	174,164,944
Shares redeemed	(8,655,578)	(14,047,292)	(132,345,316)	(237,886,304)
Net increase (decrease)	15,308,825	(898,282)	$203,337,293	$(22,398,658)
Class A
Shares sold	763,084	1,161,100	$11,042,194	$19,047,754
Reinvestment of distributions	3,956,267	1,774,307	53,093,110	27,927,254
Shares redeemed	(1,415,993)	(2,781,720)	(20,684,078)	(45,568,426)
Net increase (decrease)	3,303,358	153,687	$43,451,226	$1,406,582
Class M
Shares sold	18,747	15,426	$270,574	$244,812
Reinvestment of distributions	31,092	13,908	406,062	213,634
Shares redeemed	(17,613)	(41,143)	(234,655)	(661,663)
Net increase (decrease)	32,226	(11,809)	$441,981	$(203,217)
Class C
Shares sold	114,716	15,336	$1,497,170	$237,186
Reinvestment of distributions	28,811	12,151	361,573	180,446
Shares redeemed	(79,592)	(36,477)	(1,057,178)	(559,018)
Net increase (decrease)	63,935	(8,990)	$801,565	$(141,386)
Class I
Shares sold	444,980	155,995	$6,097,850	$2,639,328
Reinvestment of distributions	37,135	15,562	520,258	254,447
Shares redeemed	(63,075)	(78,665)	(867,144)	(1,329,522)
Net increase (decrease)	419,040	92,892	$5,750,964	$1,564,253

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Expenses Paid During Period-B October 1, 2018 to March 31, 2019
Class O	.58%
Actual		$1,000.00	$956.30	$2.83
Hypothetical-C		$1,000.00	$1,022.04	$2.92
Class A	.87%
Actual		$1,000.00	$954.50	$4.24
Hypothetical-C		$1,000.00	$1,020.59	$4.38
Class M	1.40%
Actual		$1,000.00	$952.00	$6.81
Hypothetical-C		$1,000.00	$1,017.95	$7.04
Class C	1.84%
Actual		$1,000.00	$950.10	$8.95
Hypothetical-C		$1,000.00	$1,015.76	$9.25
Class I	.74%
Actual		$1,000.00	$955.20	$3.61
Hypothetical-C		$1,000.00	$1,021.24	$3.73

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Capital Development Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Capital Development Fund

2018 Total Return % vs. Morningstar Large Blend and S&P 500:
75% beaten
25% beaten
Benchmark
Class O
Class C
15.00
14.00
13.00
12.00
11.00
10.00
14.37
14.38
12.05
10.64
10.63
1 Year
45.0
40.0
35.0
30.0
25.0
40.2
38.0
31.9
28.6
26.9
3 Year
90.0
85.0
80.0
75.0
70.0
65.0
87.7
83.9
77.8
67.6
66.8
5 Year

% Beaten

Class O	37%	37%	49%
Class A	33%	31%	41%
Class C	24%	20%	24%
Class I	35%	34%	45%
Class M	28%	25%	32%

The Board considered the fund's underperformance for different time periods based on the June 30, 2018 data presented above and based on earlier periods ended prior to June 30, 2018. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; attribution reports on contributors to the fund's underperformance; and the applicable portfolio manager's explanation of his or her underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Advisor Capital Development Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and Class O ranked below the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of Class M ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ADESII-SANN-0519
1.814759.113

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Destiny Portfolios’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 24, 2019